Interest Rate Benchmark Reform - Summary Of Financial Instruments Referencing The USD LIBOR (Detail) - USD LIBOR - JPY (¥) ¥ in Billions	Sep. 30, 2023	Mar. 31, 2023
Disclosure of quantitative information about financial instruments that have yet to transition to alternative benchmark rate [line items]
Carrying amount of non-derivative financial assets	¥ 2,908	¥ 9,568
Carrying amount of non-derivative financial liabilities	77	1,351
Derivative notional amounts	¥ 1,965	¥ 247,066